Other Assets, Net - Summary of Analysis of Other Assets (Parenthetical) (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Assets [line items]
Judicial deposits	$ 15,402,840	$ 19,506,147
Brazil [member]
Disclosure of Other Assets [line items]
Judicial deposits	$ 15,402,840	$ 19,506,147